                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
    Amount                                                                           Coupon      Maturity        Value
--------------                                                                      ---------   ----------   ------------
Municipal Bonds and Notes--116.9%
Indiana--0.1%
$       25,000   Michigan City, IN Redevel. Authority(1)                              6.000%    02/01/2015   $     25,062
Michigan--88.6%
        50,000   Barry County, MI Building Authority(1)                               5.650     07/01/2017         49,764
        50,000   Benton Harbor, MI Charter COP(1)                                     8.000     05/01/2032         33,501
       465,000   Capital Region Airport Authority of MI(1)                            5.250     07/01/2021        466,428
       735,000   Carman-Ainsworth, MI Community School District(1)                    5.000     05/01/2027        720,484
        80,000   Center, MI Academy COP(1)                                            7.500     10/01/2029         57,841
       100,000   Chelsea, MI EDC (United Methodist Retirement Communities)(1)         5.400     11/15/2027         89,385
        20,000   Clare County, MI Sewer Disposal System(1)                            5.750     11/01/2019         20,516
        85,000   Concord, MI Academy Petoskey COP(1)                                  7.750     12/01/2020         79,484
        95,000   Concord, MI Academy Petoskey COP(1)                                  8.375     12/01/2030         86,528
       500,000   Dearborn, MI EDC (Henry Ford Village)(1)                             7.125     11/15/2043        461,815
       100,000   Detroit, MI Downtown Devel. Authority(1)                             5.250     07/01/2013        100,105
       115,000   Detroit, MI GO(1)                                                    5.000     04/01/2014        109,456
        40,000   Detroit, MI GO(1)                                                    5.000     04/01/2022         38,296
       500,000   Detroit, MI GO(1)                                                    5.000     11/01/2030        468,285
       550,000   Detroit, MI GO(1)                                                    5.250     04/01/2016        509,388
       785,000   Detroit, MI GO(1)                                                    5.250     04/01/2024        618,635
       500,000   Detroit, MI GO(1)                                                    5.250     11/01/2035        462,155
       100,000   Detroit, MI GO(1)                                                    5.375     04/01/2014        100,017
       150,000   Detroit, MI GO(1)                                                    5.375     04/01/2015        149,733
       385,000   Detroit, MI Local Devel. Finance Authority(1)                        5.500     05/01/2021        208,886
       115,000   Detroit, MI Local Devel. Finance Authority(1)                        5.500     05/01/2021         64,587
       135,000   Detroit, MI Local Devel. Finance Authority(1)                        6.700     05/01/2021         79,750
     2,445,000   Detroit, MI Local Devel. Finance Authority(1)                        6.850     05/01/2021      1,444,506
       240,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)       5.375     05/01/2018        142,702
       350,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)       5.375     05/01/2021        187,520
       250,000   Detroit, MI Sewer Disposal System(1)                                 6.500     07/01/2024        270,850
       750,000   Detroit, MI Sewer Disposal System(1)                                 7.500     07/01/2033        867,023
     1,000,000   Detroit, MI Water Supply System(1)                                   6.250     07/01/2036      1,068,570
        25,000   Detroit, MI Wayne County Stadium Authority(1)                        5.250     02/01/2027         24,998
       250,000   Dickinson County, MI Healthcare System(1)                            5.700     11/01/2018        252,170
        10,000   East Jackson, MI Public Schools(1)                                   5.900     05/01/2016         10,166
        15,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)              5.700     02/15/2015         15,020
       220,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)              5.750     02/15/2025        212,520
        85,000   Flint, MI Hospital Building Authority (Hurley Medical Center)(1)     5.375     07/01/2018         79,922
        15,000   Garden City, MI Hospital Finance Authority (Garden City Hospital
                 Osteopathic)(1)                                                      5.750     09/01/2017         13,859


               1 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
    Amount                                                                           Coupon      Maturity        Value
--------------                                                                      ---------   ----------   ------------
$      500,000   Grand Rapids, MI EDC (Ferris State University)(1)                    5.500%    10/01/2035   $    468,845
       500,000   Grand Traverse Academy, MI Public School Academy(1)                  4.625     11/01/2027        385,030
       200,000   Grand Traverse Academy, MI Public School Academy(1)                  4.750     11/01/2032        146,978
       250,000   Grand Traverse Academy, MI Public School Academy(1)                  5.000     11/01/2022        218,410
        50,000   Grand Traverse County, MI Hospital Finance Authority (Munson
                 Healthcare)(1)                                                       5.500     07/01/2018         50,026
        20,000   Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of
                 Michigan)(1)                                                         5.000     11/15/2014         18,509
       155,000   Highland Park, MI Building Authority(1)                              7.750     05/01/2018        161,459
        40,000   Hillsdale, MI Hospital Finance Authority (Community Health
                 Center)(1)                                                           5.250     05/15/2026         32,622
        30,000   Houghton, MI Tax Increment Finance Authority(1)                      6.000     05/01/2019         30,027
        20,000   Ionia, MI GO(1)                                                      6.750     04/01/2015         20,159
        10,000   Kent County, MI Airport Facility (Kent County International
                 Airport)(1)                                                          5.000     01/01/2017         10,011
       135,000   Kent County, MI Airport Facility (Kent County International
                 Airport)(1)                                                          5.000     01/01/2028        122,407
        35,000   Melvindale, MI Water Supply & Sewer(1)                               5.700     06/01/2016         35,242
     1,200,000   MI Building Authority(1)                                             5.125     10/15/2020      1,227,684
       700,000   MI Building Authority, Series I(1)                                   5.250     10/15/2026        707,063
        85,000   MI Discovery Elementary School COP (Public School Academy)(2,3)      8.125     10/01/2031         10,161
       250,000   MI Finance Authority (Hanley Public School(1)                        6.125     09/01/2040        216,408
     1,000,000   MI Finance Authority (Old Redford Public School Academy)(1)          6.500     12/01/2040        943,560
        75,000   MI George Washington Carver Public School Academy COP(1)             8.000     09/01/2017         66,381
       510,000   MI George Washington Carver Public School Academy COP(1)             8.125     09/01/2030        397,826
     1,080,000   MI HEFA (Kettering University)(1)                                    5.500     09/01/2021      1,014,314
       100,000   MI Higher Education Student Loan Authority(1)                        5.000     03/01/2031         87,327
        20,000   MI Higher Education Student Loan Authority(1)                        5.750     06/01/2013         19,297
        75,000   MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated
                 Group)(1)                                                            5.000     02/15/2018         73,937
        10,000   MI Hospital Finance Authority (Central Michigan Community
                 Hospital)(1)                                                         6.250     10/01/2027         10,017
        60,000   MI Hospital Finance Authority (Crittenton Hospital Medical
                 Center)(1)                                                           5.625     03/01/2027         57,806
       245,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
                 Group)(1)                                                            5.250     08/15/2023        234,710
        20,000   MI Hospital Finance Authority (Detroit Medical Center)(1)            6.500     08/15/2018         19,472
       100,000   MI Hospital Finance Authority (McLaren Health Care Corp.)(1)         5.000     06/01/2019        100,032


               2 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
    Amount                                                                           Coupon      Maturity        Value
--------------                                                                      ---------   ----------   ------------
    10,000,000   MI Hospital Finance Authority (McLaren Health Care Corp.)(4)         5.000%    08/01/2035   $  9,228,800
        25,000   MI Hospital Finance Authority (Memorial Hospital)(1)                 5.875     11/15/2021         25,029
        10,000   MI Hospital Finance Authority (Mercy Health Services)(1)             5.375     08/15/2016         10,036
        40,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)           5.125     08/15/2025         40,006
        20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood Manor
                 Nursing Home)(1)                                                     5.500     07/01/2015         20,059
         5,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)              6.625     01/01/2016          4,955
       160,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)              6.700     01/01/2026        152,453
       100,000   MI Hospital Finance Authority (Sinai-GraceHospital)(1)               5.500     08/15/2024        100,061
         5,000   MI Hospital Finance Authority (St. John Medical Center)(1)           5.250     05/15/2026          5,016
        45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)               5.500     01/15/2018         45,048
        65,000   MI Hsg. Devel. Authority (Charter Square)(1)                         5.500     01/15/2021         65,044
        10,000   MI Hsg. Devel. Authority (Charter Square)(1)                         5.500     01/15/2021         10,007
       500,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                            6.000     10/01/2045        501,785
        30,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                            6.100     10/01/2033         30,000
       110,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                            6.250     10/01/2037        111,071
       110,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)                   8.017(5)  04/01/2014         85,912
       750,000   MI Hsg. Devel. Authority (Single Family Hsg.)(1)                     5.500     12/01/2028        721,058
        25,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)                      6.000     04/15/2018         25,040
       115,000   MI John Tolfree Health System Corp.(1)                               5.850     09/15/2013        110,662
         5,000   MI Municipal Bond Authority(1)                                       5.375     11/01/2020          4,957
       535,000   MI Municipal Bond Authority(1)                                       5.500     11/01/2027        522,171
         5,000   MI Municipal Bond Authority                                          5.650     05/01/2011          5,017
        60,000   MI New Beginnings Academy COP(1)                                     8.000     02/01/2032         44,232
       125,000   MI Pansophia Academy COP(1)                                          7.000     06/01/2029         82,723
       500,000   MI Public Educational Facilities Authority (Landmark Academy)(1)     6.625     06/01/2030        476,755
       200,000   MI Public Educational Facilities Authority (Old Redford
                 Academy)(1)                                                          6.000     12/01/2035        178,062
        45,000   MI Strategic Fund Limited Obligation (Clark Retirement
                 Community/Clark Retirement Community Foundation Obligated
                 Group)(1)                                                            5.650     09/01/2029         42,590
       275,000   MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)     5.550     09/01/2029        259,573
       460,000   MI Strategic Fund Limited Obligation (Detroit Edison Company)(1)     5.650     09/01/2029        439,295
        50,000   MI Strategic Fund Limited Obligation (Dow Chemical Company)(1)       5.500     12/01/2028         50,897
        65,000   MI Strategic Fund Limited Obligation (Imperial Holly Corp.)(1)       6.250     11/01/2015         65,049


               3 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
    Amount                                                                           Coupon      Maturity        Value
--------------                                                                      ---------   ----------   ------------
$      912,909   MI Strategic Fund Limited Obligation (Wolverine Human
                 Services)(1)                                                         5.850%    08/31/2027   $    748,987
     1,931,000   MI Strategic Fund Limited Obligation (Wolverine Human
                 Services)(1)                                                         7.875     08/31/2028      1,748,861
        40,000   MI Tobacco Settlement Finance Authority(1)                           5.125     06/01/2022         34,000
     1,920,000   MI Tobacco Settlement Finance Authority(1)                           6.000     06/01/2034      1,424,755
    75,650,000   MI Tobacco Settlement Finance Authority                              7.249(5)  06/01/2052        978,155
   125,000,000   MI Tobacco Settlement Finance Authority                              7.500(5)  06/01/2052      1,247,500
        10,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A(1)            6.600     06/01/2022         10,013
        50,000   New Buffalo, MI GO(1)                                                5.300     04/01/2014         50,312
         5,000   Northern MI University(1)                                            5.125     12/01/2020          5,005
        30,000   Oceola Township, MI Special Assessment(1)                            6.000     06/01/2014         30,479
        30,000   Oceola Township, MI Special Assessment(1)                            6.000     06/01/2015         30,446
        25,000   Ottawa County, MI (Grand Haven Township System Extensions)(1)        5.750     07/01/2015         25,627
        25,000   Ottawa County, MI (Jamestown Township System Extension No. 1)(1)     5.900     05/01/2015         25,430
        50,000   Plymouth, MI Educational Center Charter School (Public School
                 Academy)(1)                                                          5.375     11/01/2030         40,664
       175,000   Plymouth, MI Educational Center Charter School (Public School
                 Academy)(1)                                                          5.625     11/01/2035        141,087
       720,000   Pontiac, MI Tax Increment Finance Authority(1)                       5.375     06/01/2017        516,053
       115,000   Pontiac, MI Tax Increment Finance Authority(1)                       6.250     06/01/2022         73,999
       790,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                 Hospital)(1)                                                         8.250     09/01/2039        911,494
        15,000   Saginaw County, MI (Williamson Acres Drain)(1)                       5.000     06/01/2018         15,096
        20,000   Scio Township, MI Building Authority(1)                              5.650     05/01/2016         20,145
        25,000   Scio Township, MI Building Authority(1)                              5.650     05/01/2017         25,155
        10,000   Star International Academy, MI COP(1)                                8.000     03/01/2033         10,384
       935,000   Wayne County, MI Building Authority(1)                               5.250     06/01/2016        938,375
       150,000   Wayne County, MI Building Authority(1)                               5.250     10/01/2016        151,511
        25,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.000     12/01/2019         24,857
        95,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.000     12/01/2028         84,080
        50,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.250     12/01/2013         50,081
       300,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.250     12/01/2014        300,483
       885,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.250     12/01/2018        886,425
     1,000,000   Wayne, MI Charter County Airport (Detroit Metropolitan Wayne
                 County)(1)                                                           5.250     12/01/2023        972,640
       495,000   Wayne, MI Charter County Airport Facilities (Northwest
                 Airlines)(1)                                                         6.000     12/01/2029        422,770
       990,000   Wayne, MI Charter County GO(1)                                       6.750     11/01/2039      1,006,147


               4 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
    Amount                                                                           Coupon      Maturity        Value
--------------                                                                      ---------   ----------   ------------
$        5,000   Webberville, MI Water Supply & Wastewater Treatment(1)               6.500%    11/01/2018   $      5,015
                                                                                                             ------------
                                                                                                               42,869,979
U.S. Possessions--28.2%
        30,000   Guam Government Waterworks Authority & Wastewater System(1)          6.000     07/01/2025         30,182
     1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                            0.000(6)  07/01/2024        989,200
       385,000   Puerto Rico Commonwealth GO(1)                                       5.700     07/01/2020        385,181
       750,000   Puerto Rico Commonwealth GO(1)                                       6.500     07/01/2037        804,060
       500,000   Puerto Rico Electric Power Authority, Series CCC(1)                  5.250     07/01/2028        494,925
       250,000   Puerto Rico Electric Power Authority, Series TT(1)                   5.000     07/01/2032        230,798
         5,000   Puerto Rico Highway & Transportation Authority(1)                    5.000     07/01/2028          4,668
       250,000   Puerto Rico Highway & Transportation Authority(1)                    5.500     07/01/2030        245,603
        60,000   Puerto Rico Highway & Transportation Authority, Series G(1)          5.000     07/01/2042         52,934
        15,000   Puerto Rico IMEPCF (American Airlines)                               6.450     12/01/2025         13,665
       180,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         5.600     10/01/2014        177,892
       700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.250     10/01/2024        668,570
     1,855,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                         6.500     10/01/2037      1,691,389
        75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)(1)       5.750     06/01/2029         59,985
       360,000   Puerto Rico Port Authority (American Airlines), Series A             6.250     06/01/2026        311,872
        15,000   Puerto Rico Public Buildings Authority(1)                            5.125     07/01/2024         14,386
       500,000   Puerto Rico Public Buildings Authority(1)                            6.250     07/01/2031        534,890
     2,100,000   Puerto Rico Public Buildings Authority(1)                            6.750     07/01/2036      2,236,752
       500,000   Puerto Rico Public Buildings Authority(1)                            7.000     07/01/2021        550,940
       250,000   Puerto Rico Public Buildings Authority(1)                            7.000     07/01/2025        270,235
       750,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                   6.500     08/01/2044        812,460
     1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                   0.000(6)  08/01/2032        789,540
     1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                   5.750     08/01/2057      1,034,420
       700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                  5.875     07/01/2022        678,699
       400,000   V.I. Public Finance Authority, Series A(1)                           5.000     10/01/2039        358,532
       250,000   V.I. Water & Power Authority, Series A(1)                            5.000     07/01/2031        229,565
                                                                                                             ------------
                                                                                                               13,671,343
                                                                                                             ------------
Total Investments, at Value (Cost $67,385,554)-116.9%                                                          56,566,384
Liabilities in Excess of Other Assets-(16.9)                                                                   (8,165,846)
                                                                                                             ------------
Net Assets-100.0%                                                                                            $ 48,400,538
                                                                                                             ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(5.) Zero coupon bond reflects effective yield on the date of purchase.

(6.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


               5 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                 LEVEL 1--           LEVEL 2--          LEVEL 3--
                            UNADJUSTED QUOTED   OTHER SIGNIFICANT      SIGNIFICANT
                                  PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      VALUE
                            -----------------   -----------------   -------------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Indiana                          $--             $    25,062             $--           $    25,062
   Michigan                          --              42,869,979              --            42,869,979
   U.S. Possessions                  --              13,671,343              --            13,671,343
                                    ---             -----------             ---           -----------
Total Assets                        $--             $56,566,384             $--           $56,566,384
                                    ---             -----------             ---           -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCCC      Botsford Continuing Care Corp.
BGH       Botsford General Hospital
CCC       Continuing Care Center
CEMS      Community Emergency Medical Services
COP       Certificates of Participation
EDC       Economic Devel. Corp.
FHA       Federal Housing Agency/Authority
GO        General Obligation
HEFA      Higher Education Facilities Authority
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC       Oakwood Hospital Corp.
OUH       Oakwood United Hospitals
ROLs      Residual Option Longs
V.I.      United States Virgin Islands
ZHCC      Zieger Health Care Corp.


               6 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


               7 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $7,500,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $9,228,800 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $7,500,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                    COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                              RATE (2)     DATE        VALUE
----------   ---------------------------------------------   --------   --------   ----------
$ 2,500,000  MI Hospital Finance Authority ROLs(3)            14.791%    8/1/35    $1,728,800

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it


               8 | Oppenheimer Rochester Michigan Municipal Fund

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $7,500,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $79,812
Market Value                        $10,161
Market Value as a % of Net Assets      0.02%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 59,887,303(1)
                                 ============
Gross unrealized appreciation    $  1,059,628
Gross unrealized depreciation     (11,878,798)
                                 ------------
Net unrealized depreciation      $(10,819,170)
                                 ============

(1.) The Federal tax cost of securities does not include cost of $7,498,251, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


               9 | Oppenheimer Rochester Michigan Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011